Borrowings and Credit Agreements - Short-term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Federal home loan bank advances maximum amount available	$ 915,000,000
Commercial Paper
Short-term Debt [Line Items]
Short-term debt	0	$ 0
Line of Credit | Back-Up Credit Facilities
Short-term Debt [Line Items]
Short-term debt	$ 0	0
Commitment fee percentage	0.03%
Line of Credit | Revolving Credit Facility, Expiring May 16, 2025
Short-term Debt [Line Items]
Maximum borrowing capacity	$ 2,000,000,000
Debt instrument term	5 years
Line of Credit | Revolving Credit Facility, Expiring May 11, 2026
Short-term Debt [Line Items]
Maximum borrowing capacity	$ 2,000,000,000
Debt instrument term	5 years
Line of Credit | Revolving Credit Facility, Expiring May 16, 2027
Short-term Debt [Line Items]
Maximum borrowing capacity	$ 2,000,000,000
Debt instrument term	5 years
Federal Home Loan Bank Advances
Short-term Debt [Line Items]
Short-term debt	$ 0	$ 0